Transactions with associates companies - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions with associates companies [Line Items]
LIBOR interest rate on accounts receivable	6.25%
Related parties [member]
Disclosure Of Transactions with associates companies [Line Items]
Amounts receivable, related party transactions	$ 31,000	$ 19,000
Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Royalty percentage	3